DARIN SMITH
Lead Director and
Associate General Counsel
(319) 573-2676
darin.smith@axa.us.com

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LAW DEPARTMENT

October 2, 2015

VIA EDGAR
Securities and Exchange Commission 100 F Street, N.E.
Washington, D.C. 20549

Re: AXA Equitable Life Insurance Company

       Form S-3 Registration Statement

       CIK 0000727920

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”), we are filing herewith, electronically via EDGAR, AXA Equitable’s Form S-3 Registration Statement (“Registration Statement”) under the Securities Act of 1933, as amended (“1933 Act”), with respect to interests in the Structured Investment Option® (“SIO”) under the Structured Capital Strategies® 16 contracts to be offered by AXA Equitable.

Please note that the prospectus contained in the S-3 Registration Statement is also being filed today in a separate registration statement on Form N-4 (the “N-4 Registration Statement”) by Separate Account No. 49 of AXA Equitable. The N-4 Registration Statement registers units of interest in the Structured Capital Strategies contract, to be issued by AXA Equitable, which are being registered under the Securities Act of 1933, in addition to Separate Account No. 49’s registration under the Investment Company Act of 1940.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences in Structured Capital Strategies® 16 design as listed below. Except for the disclosure relating to the principal differences, the disclosure set forth in this initial Registration Statement is substantially similar to the disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the Structured Capital Strategies® Registration Statement as recently as April 17, 2015.

The principal difference between the new Structured Capital Strategies® 16 version and the current Structured Capital Strategies® version is the addition of a new Annual Lock Segment Type (and one corresponding new Segment – S&P Annual Lock 5Yr -10% buffer). Besides adding the new Segment Type, we have made a few other small changes:

•	there will be two Segment Start Dates per month instead of one (with the flexibility to offer Segments weekly);

•	two indices were replaced;

•	duplicative definitions were removed from the body of the prospectus;

•	flexibility was added to allow for new contract performance cap rates;

•	the time period during which an owner can elect Performance Cap Thresholds was shortened as was the their duration once elected; and

•	the extended free look period for failure to invest in a Segment is no longer available.

Under these circumstances, we believe a limited staff review is appropriate.

We would like to have Structured Capital Strategies® 16 effective by December 1, 2015. Accordingly, we would greatly appreciate the Staff’s effort in providing us with comments before November 10, 2015, or as soon as practicable thereafter. We will file a Pre-Effective Amendment that will address any Staff comments to the prospectus. Also, we will provide any additional exhibits (including contract forms) that might be necessary.

At the appropriate time, AXA Equitable will request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act.

Please contact the undersigned at (319) 573-2676 if you have any questions.

Very truly yours,

/s/ Darin Smith

Darin Smith

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104